Statutory and other information - Fees and emoluments - non-executive directors (Details) - EUR (€)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Directors
Disclosure of transactions between related parties [line items]
Fees	€ 1,100,000	€ 1,100,000	€ 600,000
Share based compensation	2,200,000	3,100,000	1,900,000
Total key management personnel compensation	5,100,000	6,000,000	3,400,000
Non-executive directors
Disclosure of transactions between related parties [line items]
Fees	1,099,700	1,084,300	566,700
Share based compensation	143,000	200,000	72,500
Total key management personnel compensation	1,242,700	1,284,300	639,200
Eamonn Brennan
Disclosure of transactions between related parties [line items]
Fees	93,700	75,000
Roisin Brennan
Disclosure of transactions between related parties [line items]
Fees	100,000	100,000	50,000
Michael Cawley
Disclosure of transactions between related parties [line items]
Fees	18,700	75,000	50,000
Emer Daly
Disclosure of transactions between related parties [line items]
Fees	75,000	75,000	50,000
Geoff Doherty
Disclosure of transactions between related parties [line items]
Fees	100,000	88,700	50,000
Bertrand Grabowski
Disclosure of transactions between related parties [line items]
Fees	75,000	37,500
Elisabeth Kstinger
Disclosure of transactions between related parties [line items]
Fees	75,000	75,000
Jinane Laghrari Laabi
Disclosure of transactions between related parties [line items]
Fees	56,200
Stan McCarthy
Disclosure of transactions between related parties [line items]
Fees	150,000	150,000	100,000
Howard Millar
Disclosure of transactions between related parties [line items]
Fees	75,000	75,000	50,000
Dick Milliken
Disclosure of transactions between related parties [line items]
Fees		45,600	50,000
Roberta Neri
Disclosure of transactions between related parties [line items]
Fees	31,200	12,500
Anne Nolan
Disclosure of transactions between related parties [line items]
Fees	75,000	75,000	16,700
Mike O Brien
Disclosure of transactions between related parties [line items]
Fees	100,000	100,000	75,000
Julie O Neill
Disclosure of transactions between related parties [line items]
Fees			25,000
Louise Phelan
Disclosure of transactions between related parties [line items]
Fees	18,700	€ 100,000	€ 50,000
Amber Rudd
Disclosure of transactions between related parties [line items]
Fees	€ 56,200